Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and contingencies

15. Commitments and contingencies

Commitments

The Company leases land-use-right, building and transportation under operating leases. Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year was included in Note 9.

Long-term debt obligations

The Company’s long-term debt obligations include long-term borrowings. The expected repayment schedule of the long-term borrowings have been disclosed in Note 10.

Capital commitment

On August 16, 2024, the Company entered into an agreement with Chaoguo Zhou, to acquire 2,386,119 shares of EZ Intelligent, with a consideration of NT$40,564. As of December 31, 2024, NT$15,300 was paid and 900,000 shares was acquired by the Company. As of December 31, 2024, the related capital commitment was as follows:

Year ended December 31,	Commitment
2025	NT$	25,264
Total	NT$	25,264

Contingencies

The Company may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Under a quotation received and confirmed by the Company, the Company sent a formal contract text to Pegatron Corporation (“Pegatron”) on December 11, 2024, to make an offer. However, Pegatron did not accept the offer, resulting in the failure to form a legally binding contract. Despite this, Pegatron filed a civil lawsuit with the Taichung District Court, claiming that the Company should pay a remuneration of NT$3,489,275. As of December 31, 2024, no payment had been made by the Company to Pegatron, as the Company argued that no contract was formed and Pegatron failed to complete the work or pass acceptance inspection. The first court session of this case was held on June 3, 2025, and the case is currently under further trial by the Taichung District Court. The liability related to this litigation was accrued.

The Company engaged Geneva Capital Pte. Ltd. (“Geneva Capital”) to provide opinions on listing in the United States through the SPAC model and had paid a remuneration of USD164,010 to Geneva Capital by the end of 2024. Geneva Capital filed a civil lawsuit with the Taichung District Court, demanding that the Company pay an additional service remuneration of US$420,000. The Company contends that Geneva Capital is not registered as a Broker-Dealer with the U.S. Securities and Exchange Commission (SEC) and has not obtained approval from Taiwan’s competent authorities to operate securities investment consulting business, making the consulting contract between the two parties invalid. As of the issuance date of this report, the case is under trial by the Taichung District Court. The liability related to this litigation was accrued. Based on the invalidity of the consulting contract with Geneva Capital and Geneva Capital’s failure to perform any contracted work, the Company claims that the USD164,010 remuneration already paid This counterclaim is currently being tried together with Geneva Capital’s claim by the Taichung District Court.